Fair Value Measurements (Fair Value, Option, Quantitative Disclosures) (Detail) $ in Millions		3 Months Ended
		Mar. 31, 2023 USD ($) $ / MMBTU $ / MWh	Dec. 31, 2022 USD ($)
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		$ 1,197	$ 2,176
Fair Value of Derivative Liabilities		889	1,404
Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		233	882
Fair Value of Derivative Liabilities		336	456
Fair Value, Measurements, Recurring
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		7,131	7,782
Total liabilities		889	1,404
Fair Value, Measurements, Recurring | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		3,425	3,902
Total liabilities		336	456
Fair Value, Measurements, Recurring | Commodity Contract
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		448	769
Fair Value of Derivative Liabilities		393	926
Fair Value, Measurements, Recurring | Commodity Contract | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		142	268
Fair Value of Derivative Liabilities		181	348
Fair Value, Measurements, Recurring | Level 3
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		211	437
Total liabilities		5	15
Fair Value, Measurements, Recurring | Level 3 | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		59	236
Total liabilities		4	15
Fair Value, Measurements, Recurring | Level 3 | Commodity Contract
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		211	437
Fair Value of Derivative Liabilities		5	15
Fair Value, Measurements, Recurring | Level 3 | Commodity Contract | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		59	236
Fair Value of Derivative Liabilities		4	$ 15
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[1],[2]	6
Fair Value of Derivative Liabilities	[1],[2]	3
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[1],[2]	6
Fair Value of Derivative Liabilities	[1],[2]	$ 3
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Minimum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	(2)
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Minimum | Assets | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	(2)
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Minimum | Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	(2)
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Minimum | Liabilities | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	(2)
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Maximum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	5
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Maximum | Assets | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	3
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Maximum | Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	3
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Maximum | Liabilities | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	0
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Weighted Average | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[3]	4
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Weighted Average | Assets | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[3]	4
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Weighted Average | Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[3]	(1)
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Weighted Average | Liabilities | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[3]	(1)
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | FTRs
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[2]	$ 37
Fair Value of Derivative Liabilities	[2]	1
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | FTRs | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[2]	37
Fair Value of Derivative Liabilities	[2]	$ 1
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | FTRs | Minimum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	1
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | FTRs | Minimum | Assets | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	1
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | FTRs | Minimum | Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	0
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | FTRs | Minimum | Liabilities | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	0
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | FTRs | Maximum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	7
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | FTRs | Maximum | Assets | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	7
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | FTRs | Maximum | Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	7
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | FTRs | Maximum | Liabilities | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	7
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | FTRs | Weighted Average | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[3]	4
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | FTRs | Weighted Average | Assets | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[3]	4
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | FTRs | Weighted Average | Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[3]	3
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | FTRs | Weighted Average | Liabilities | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[3]	3
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Electricity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[2]	$ 152
Fair Value of Derivative Liabilities	[2]	$ 1
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Electricity | Minimum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	18
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Electricity | Minimum | Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	34
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Electricity | Maximum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	110
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Electricity | Maximum | Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	129
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Electricity | Weighted Average | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[3]	48
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Electricity | Weighted Average | Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[3]	63
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[1],[2]	$ 16
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[1],[2]	$ 16
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Minimum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	1
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Minimum | Assets | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	1
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Minimum | Assets | Price Volatility
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	23.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Minimum | Assets | Price Volatility | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	23.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Maximum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	10
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Maximum | Assets | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	10
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Maximum | Assets | Price Volatility
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	74.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Maximum | Assets | Price Volatility | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	74.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Weighted Average | Liabilities | Price Volatility
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[3]	53.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Weighted Average | Liabilities | Price Volatility | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[3]	53.00%

[1]	Includes basis.
[2]	Represents market prices beyond defined terms for Levels 1 and 2.
[3]	Averages weighted by volume.
[4]	Represents volatilities unrepresented in published markets.